Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Senior Secured Term Loan Facility (Parenthetical) (Details) - Senior Facilities Agreement	Dec. 31, 2023
Greater than 4.50:1.00 | Senior Secured Term Loan Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Greater than 4.50:1.00 | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Minimum | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.00
Greater than 4.00:1.00 but equal to or less than 4.50:1.00 | Maximum | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Minimum | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.50
Greater than 3.50:1.00 but equal to or less than 4.00:1.00 | Maximum | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.00
Equal to or less than 3.00:1.00 | Multicurrency Revolving Credit Facility
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	3.50